Accumulated Other Comprehensive Income - Summary of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 19,360	$ 23,033
Foreign currency translation gain/(loss)	(1,181)	(1,446)
Actuarial gain/(loss), net of tax	(157)	(526)
Ending balance	18,022	21,061
Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	20,792	24,311
Foreign currency translation gain/(loss)	(1,181)	(1,446)
Ending balance	19,611	22,865
Defined Benefit Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,432)	(1,278)
Actuarial gain/(loss), net of tax	(157)	(526)
Ending balance	$ (1,589)	$ (1,804)